Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income		$ 12,431,000	$ 9,455,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		840,000	1,045,000
Investment securities gains on sale, net	[1]		(886,000)
Loss on equity securities	[1]	9,000
Depreciation and amortization of premises and equipment, net		951,000	1,291,000
Software amortization expense		605,000	414,000
Amortization of premium and discount on investment securities, net		419,000	451,000
Accretion of deferred loan fees, net		(868,000)	(451,000)
Amortization of core deposit intangibles		352,000	374,000
Stock-based compensation expense		467,000	33,000
Origination of loans held for sale		(13,196,000)	(10,020,000)
Proceeds from sale of loans		13,293,000	10,482,000
Gain on sale of loans		(231,000)	(291,000)
Origination of student loans held for sale			(365,674,000)
Proceeds from sale of student loans			372,162,000
Gain on sale of student loans			(535,000)
Earnings on bank-owned life insurance	[1]	(428,000)	(431,000)
Deferred income taxes		(241,000)	293,000
Net (gain) loss on other real estate owned		(55,000)	30,000
Increase in accrued interest receivable		(345,000)	(422,000)
Increase in accrued interest payable		166,000	136,000
Other, net		112,000	(3,536,000)
Net cash provided by operating activities		14,281,000	13,920,000
INVESTING ACTIVITIES
Proceeds from repayments and maturities		7,280,000	14,899,000
Proceeds from sale of securities		0	6,474,000
Purchases		(12,999,000)	(3,080,000)
Increase in loans, net		(68,796,000)	(119,866,000)
Proceeds from the sale of other real estate owned		163,000	2,196,000
Purchase of premises and equipment		(2,101,000)	(1,201,000)
Purchase of restricted stock		(90,000)	(899,000)
Redemption of restricted stock			795,000
Acquisition, net of cash paid			5,431,000
Net cash used in investing activities		(76,543,000)	(95,251,000)
FINANCING ACTIVITIES
Net increase in deposits		137,873,000	50,216,000
Increase in short-term borrowings, net		15,691,000	6,348,000
Repayment of other borrowings		(20,262,000)	(10,372,000)
Proceeds from other borrowings			30,000,000
Proceeds from common stock issued			15,164,000
Stock options exercised		168,000	184,000
Proceeds from dividend reinvestment and purchase plan		618,000	540,000
Cash dividends		(3,779,000)	(3,358,000)
Net cash provided by financing activities		130,309,000	88,722,000
Increase in cash and cash equivalents		68,047,000	7,391,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		39,886,000	32,495,000
CASH AND CASH EQUIVALENTS AT END OF YEAR		107,933,000	39,886,000
Cash paid during the year for:
Interest on deposits and borrowings		9,743,000	6,511,000
Income taxes		2,125,000	5,705,000
Noncash investing transactions:
Transfers from loans to other real estate owned		166,000	1,179,000
Common stock issued in business acquisition			20,995,000
Transfer of equity securities from investment securities available for sale, at fair value		(625,000)
Noncash assets acquired
Loans			195,388,000
Loans held for sale			5,953,000
Premises and equipment, net			325,000
Accrued interest receivable			440,000
Bank-owned life insurance			1,681,000
Core deposit intangible			3,087,000
Other assets			997,000
Goodwill			10,740,000
Total noncash assets acquired			218,611,000
Liabilities assumed
Time deposits			(30,744,000)
Deposits other than time deposits			(167,300,000)
Accrued interest payable			(47,000)
Deferred taxes			(1,134,000)
Other liabilities			(2,754,000)
Total liabilities assumed			(201,979,000)
Liberty stock acquired in business combination			(1,068,000)
Net noncash assets acquired			15,564,000
Cash and cash equivalents acquired, net			$ 5,431,000

[1]	Not within scope of ASC 606